Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases		8. LEASES We lease our office and other facilities and certain office equipment under long-term, non-cancelable operating and finance leases. No new finance or operating leases commenced during the years ended December 31, 2020 or 2019. During the year ended December 31, 2020, we recognized an impairment loss of approximately $0.2 million on the ROU asset related to our Lake Mary office lease. We ceased use of this facility in 2018 as part of a restructuring of our operations. The value of our ROU asset included estimated future sublease income. Due to a number of factors, including the high vacancy rate of the building in which the space is located and the current COVID-19 environment, we determined securing a sublease for the space would be unlikely. The impairment loss recognized in 2020 represented the remaining carrying value of the asset and is included in selling, general, and administrative expenses in our consolidated statements of comprehensive loss. Lease expense for operating leases is generally recognized on a straight-line basis over the lease term and is included in operating expenses on the consolidated statement of comprehensive loss. We recognized operating lease costs of $0.1 million and $0.4 million for the years ended December 31, 2020 and 2019, respectively. Supplemental Cash Flow Information The following table summarizes the supplemental cash flow information related to leases, including the ROU assets recognized upon adoption of the new lease standard (in thousands): Year Ended Year Ended December 31, December 31, 2020 2019Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases $ 315 $ 314 Operating cash flows from finance leases - - Financing cash flows from finance leases - 1 Non-cash activity Right-of-use assets obtained in exchange for operating lease liabilities - 563Assets obtained in exchange for finance lease liabilities - - Other Information The table below summarizes other supplemental information related to leases: December 31, December 31, 2020 2019Weighted-average remaining lease term (in years): Operating leases 1.7 2.7 Finance leases - 0.3 Weighted average discount rate Operating leases (1) 12.1% 12.0% Finance leases - 8.7% (1)Upon adoption of the new lease standard, discount rates used for existing leases were established at January 1, 2019. Undiscounted Cash Flows The future maturities of lease liabilities consist of the following as of December 31, 2020 (in thousands): Operating Leases Finance Leases2021 $ 175 $ -2022 166 -2023 4 -Thereafter - -Total undiscounted lease payments 345 -Less: imputed interest (40) -Present value of lease liabilities 305 -Less: current obligations under leases (146) -Long-term lease obligations $ 159 $ -
Leases	9. Leases During the nine months ended September 30, 2021, we entered into a sublease agreement related to our Lake Mary office space. The sublease is accounted for as an operating lease and is for the remaining term of our original lease, through November 2022. Rental income recognized of $0.02 million for the three and nine months ended September 30, 2021, is included in “Other income” in the accompanying condensed consolidated statements of comprehensive loss.